Share-based payments - Movements in option and award plans (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares
Share value plan
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date, Number of options	416,941,000	331,491,000
Granted in the year, number of options	187,667,000	232,379,000
Exercised/released in the year, number of options	(160,460,000)	(132,376,000)
Less: forfeited in the year, number of options	(30,289,000)	(14,553,000)
Less: expired in the year, number of options	0	0
Outstanding at end of year, Number of options	413,859,000	416,941,000
Number of options exercisable	0	0
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year, Weighted average exercise price | £ / shares	£ 1.24
Outstanding at end of year, Weighted average exercise price | £ / shares	£ 1.76	£ 1.24
Others
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date, Number of options	356,033,000	232,259,000
Granted in the year, number of options	120,385,000	365,166,000
Exercised/released in the year, number of options	(107,688,000)	(123,042,000)
Less: forfeited in the year, number of options	(24,489,000)	(105,068,000)
Less: expired in the year, number of options	(8,265,000)	(13,282,000)
Outstanding at end of year, Number of options	335,976,000	356,033,000
Number of options exercisable	28,609,000	30,833,000
Sharesave
Reconciliation of options and award plans [Roll Forward]
Number of options exercisable	8,821,715
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year, Weighted average exercise price | £ / shares	£ 0.96	£ 1.29
Granted in the year, weighted average exercise price | £ / shares	1.43	0.84
Exercised/released in the year, weighted average exercise price | £ / shares	1.38	1.22
Less: forfeited in the year, weighted average exercise price | £ / shares	0.95	1.24
Less: expired in the year, weighted average exercise price | £ / shares	1.67	1.35
Outstanding at end of year, Weighted average exercise price | £ / shares	0.95	0.96
Number of options excercisable, Weighted average exercise price | £ / shares	£ 1.23	£ 1.66